Related Party Transactions (Details Narrative) (USD $)	3 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended	23 Months Ended
	Jan. 27, 2012	Jul. 31, 2012	Jul. 31, 2011	Oct. 31, 2010	Oct. 31, 2011	Oct. 31, 2011
Advances from former stockholder				$ 2,198	$ 2,198	$ 2,198
Advance from stockholder	23,460	(23,460)		(2,198)		(2,198)
Accrued compensation - officers		10,760		2,400	9,600	9,600
PresidentMember
Accrued compensation - officers		10,760
ChiefExecutiveOfficerMember
Compensation for chief executive officer		17,019
ChiefExecutiveOfficerMember | PoundSterlingMember
Compensation for chief executive officer		$ 10,833